Finance debt (Details 5) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Principal	$ 26,033	$ 26,574
Interest	22,490	22,686
Total	48,523	$ 49,260
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	637
Interest	990
Total	1,627
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	467
Interest	1,856
Total	2,323
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	1,950
Interest	1,758
Total	3,708
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,165
Interest	1,705
Total	3,870
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	3,485
Interest	1,523
Total	5,008
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	17,329
Interest	14,659
Total	$ 31,988